Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers Recognized at a Point in Time	Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:
	Year ended December 31,
	2022	2023
	USD’000	USD’000
Sales of primarily-processed white teas
Premium-grade	3,494	3,578
First-grade	6,224	5,806
Second-grade	5,001	5,088
Third-grade	5,515	5,413
Sales of primarily-processed black teas
Premium-grade	747	691
First-grade	1,237	1,176
Second-grade	990	900
Third-grade	1,082	1,031
Sales of refined teas	16	439
	24,306	24,122

Schedule of Information by Operating Segment	Information by operating segment is as follows:
	Year ended December 31,
	2022	2023
	USD’000	USD’000
Revenues:
Sales of primarily-processed teas	24,290	23,683
Sales of refined teas	16	439
	24,306	24,122

Cost of sales:
Sales of primarily-processed teas	11,653	11,269
Sales of refined teas	3	69
	11,656	11,338

Segment results:
Sales of primarily-processed teas	12,637	12,414
Sales of refined teas	13	370
	12,650	12,784